Property and Equipment, Net - Summary of Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Feb. 28, 2018 CNY (¥)	Feb. 28, 2018 USD ($)	Feb. 28, 2017 CNY (¥)
Property Plant and Equipment [Line Items]
Less: accumulated depreciation	¥ 9,743	$ 1,540	¥ 3,241
Property and equipment, net	19,862	3,139	7,395
Construction in progress	4,058	641
Total	23,920	3,780	7,395
Leasehold Improvement
Property Plant and Equipment [Line Items]
Property plant and equipment gross excluding construction in progress	20,034	3,167	5,932
Motor Vehicles
Property Plant and Equipment [Line Items]
Property plant and equipment gross excluding construction in progress	1,203	190	1,200
Electronic Equipment
Property Plant and Equipment [Line Items]
Property plant and equipment gross excluding construction in progress	1,622	256	930
Office Equipment & Furniture
Property Plant and Equipment [Line Items]
Property plant and equipment gross excluding construction in progress	¥ 6,746	$ 1,066	¥ 2,574